UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: _3/31__

Date of reporting period:  3/31/21__

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

ANNUAL REPORT
Franklin ETF Trust
March 31, 2021
Franklin Equity Portfolio Fund Franklin Fixed Income Portfolio Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Contents
Annual Report
Franklin Equity Portfolio Fund 2
Franklin Fixed Income Portfolio Fund 9
Financial Highlights and Statements of Investments 16
Financial Statements 20
Notes to Financial Statements 23
Report of Independent Registered
Public Accounting Firm 30
Tax Information 31
Board Members and Officers 32
Shareholder Information 35
Visit franklintempleton.com for fund updates
and documents, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin Equity Portfolio Fund
This inaugural annual report for Franklin Equity Portfolio
Fund covers the period since the Fund’s inception on July
15, 2020, through March 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to achieve its investment goal of long-
term capital appreciation by investing primarily in other
Franklin Templeton mutual funds and Franklin Templeton
and third-party exchange-traded funds (ETFs) (together, the
“underlying funds”). Through the Fund’s investments in the
underlying funds, the Fund normally invests at least 80% of
its net assets in equity securities and other instruments that have economic characteristics similar to equity securities.
Performance Overview
During the period from July 15, 2020, through March 31,
2021, the Fund posted a +19.61% cumulative total return.
In comparison, the MSCI All Country World Index (ACWI)-
NR posted a +23.69% total return for the same period.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
taxes on dividends), advanced strongly during the period
since the Fund’s inception on July 15, 2020, through March
31, 2021. The period began after global equities had begun
to recover from the effects of the COVID-19 pandemic amid
monetary and fiscal stimulus measures, easing lockdown
restrictions, and vaccine and treatment development. Stocks
declined again in September and October, due to geopolitical tensions and rising infection rates, but began to rebound in
November as successful trials of COVID-19 vaccines, the
start of vaccination programs and expectations for additional fiscal stimulus led many equity markets to reach new highs.
Indications of economic recovery in many countries also
helped drive stocks higher.
In the U.S., following a record annualized decline in the
second-quarter 2020 gross domestic product (GDP), resilient
consumer spending helped drive the third-quarter GDP to
expand at a record annualized rate, although growth slowed
in the fourth quarter. Equities continued to rise during the summer but declined in the fall due to concerns about
possible new restrictions amid rising COVID-19 infection
rates and uncertainties about additional fiscal stimulus and the U.S. presidential election. Investor sentiment improved
beginning in November following the outcome of the U.S.
presidential election, the start of COVID-19 vaccination
programs and the passage of a new U.S. stimulus bill. The
U.S. economy’s continued recovery, with the unemployment
rate ending the period at 6.0%, helped drive U.S. equities,
as measured by the Standard & Poor’s
®
500 Index, to reach
all-time price highs in March 2021.
2
The U.S. Federal Reserve (Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25% and continued
its program of open-ended bond purchases to help keep
markets functioning. Furthermore, the Fed reiterated that
interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target.
In the eurozone, economic recovery remained uneven, as
growth resumed in the third quarter of 2020 but contracted
in the fourth quarter. GDP growth rates varied widely among
the region’s largest economies amid renewed lockdowns
and delays in COVID-19 vaccine distribution. Germany’s
and Spain’s GDP expanded modestly in the fourth quarter,
while France’s contracted. Despite investor concerns about
Portfolio Composition
3/31/21
% of Total
Net Assets
Domestic Equity 65.9%
Foreign Equity 33.2%
Short-Term Investments & Other Net Assets 0.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
2. Source: U.S. Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
17
.

Franklin Equity Portfolio Fund

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Annual Report
rising infection rates and a slow vaccination rollout, general optimism that successful vaccine programs would lift global
growth, along with a Brexit resolution, contributed to strong gains for European developed market equities, as measured
by the MSCI Europe Index-NR.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, advanced
sharply for the period. China, a key driver of regional
economies, continued to recover in the third quarter of 2020 and was the only major global economy to post positive GDP
growth for full-year 2020 amid strong manufacturing gains.
Asian equity markets also finished the period sharply higher amid optimism that economic revitalization would be further
spurred by COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, also rose significantly for the
period. Improving economic activity, stabilizing oil prices
and U.S. dollar weakness supported emerging market
equities. Despite higher COVID-19 cases in some countries,
emerging market stocks rallied amid easing political
uncertainty, commencement of COVID-19 vaccinations and
rising commodity prices.
Investment Strategy
The Fund primarily invests in underlying funds that provide
exposure to U.S. and international equity securities,
including emerging markets securities, of any market
capitalization. In choosing underlying funds, we consider the underlying funds’ foreign and domestic exposure and market
capitalization ranges. In addition, we evaluate the risk level of each underlying fund by analyzing factors such as: (a)
the underlying fund’s performance, including comparative
performance against its benchmark indices and its
Morningstar peer group, (b) the correlation of the underlying fund’s performance with other underlying funds and their
corresponding benchmark indices, and (c) volatility.
Manager’s Discussion
Franklin Equity Portfolio Fund launched on July 15, 2020,
with an objective of long-term capital appreciation, while
providing diversified equity exposures across capitalization sizes and investment styles. The Fund’s performance can be
attributed to its allocation among domestic and foreign equity securities and to the actual performance of the underlying
funds’ investments.
At period-end, Franklin Equity Portfolio Fund allocated
65.9% of total net assets to domestic equity and 33.2% to
foreign equity. The Fund was diversified across capitalization sizes as the Fund’s managers sought to achieve a core
investment style, having characteristics of both growth and
value. Franklin U.S. Core Equity (IU) Fund, which seeks
to outperform the Russell 1000
®
benchmark by utilizing a
blended fundamental and quantitative approach, was the
largest equity underlying fund allocation at 65.9%.
3
Franklin
International Core Equity (IU) Fund was the second largest
equity underlying fund allocation at 19.2%, and Franklin
Emerging Market Core Equity (IU) Fund had an allocation of
12.1%.
On April 16, 2021, subsequent to period-end, May Tong left
the company. Her responsibilities have been allocated to
others in the portfolio management team.
Thank you for your participation in Franklin Equity Portfolio
Fund. We look forward to serving your future investment
needs.
Thomas A. Nelson, CFA
May Tong, CFA
Portfolio Management Team
Fund Holdings
3/31/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 65.9%
Franklin International Core Equity (IU) Fund 19.2%
Franklin Emerging Market Core Equity (IU) Fund 12.1%
Franklin FTSE Japan ETF 1.9%
CFA
®
is a trademark owned by CFA Institute .
3. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company. Russell 1000
®
Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000
®
Index, which represents the
majority of the U.S. market’s total capitalization.
See www.franklintempletondatasources.com for additional data provider information.

Franklin Equity Portfolio Fund

franklintempleton.com
Annual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2021 , the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2021
Franklin Equity Portfolio Fund

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/21
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Since Inception (7/15/20) +19.61% +19.61%
See page 7 for Performance Summary footnotes.

Franklin Equity Portfolio Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return is calculated at net asset value and represents the change in value of an investment over the periods shown.
It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
7/15/20–3/31/21

Franklin Equity Portfolio Fund
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Securities issued by small and mid-capitalization companies may be more volatile in price than larger company securities and may involve additional risks. Large companies may underperform relative to small and mid-capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. U.S. securities can be volatile in response to various forces including political and economic events, federal and state budget deficits; unpredictability of U.S. legislation on financial reform, health care, tax reform and infrastructure; risks of “trade wars;” and persistently low interest rates. Investing in foreign securities typically involves more risks than investing in U.S.
securities, and includes risks associated with internal and external political and economic developments, trading practices, availability of information, limited markets, and currency exchange rate fluctuations and policies. Events such as the spread of deadly diseases, disasters, and financial, political or social disrup-
tions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction and fee waiver; without these waivers, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Source: Morningstar. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global devel-
oped and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(7/15/20–3/31/21)
Net Investment
Income
$0.1462
Total Annual Operating Expenses
5
With Fee
Waiver
Without Fee
Waiver
0.50% 3.21%

Your Fund’s Expenses
Franklin Equity Portfolio Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. Non-recurring expenses are not annualized.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 10/1/20
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,176.10 $2.70 $1,022.45 $2.51 0.50%

franklintempleton.com
Annual Report
Franklin Fixed Income Portfolio Fund
This inaugural annual report for Franklin Fixed Income
Portfolio Fund covers the period since the Fund’s inception
on July 15, 2020, through March 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks current income with long-term capital
appreciation as a secondary goal, by investing primarily
in other Franklin Templeton mutual funds and Franklin
Templeton and third-party exchange-traded funds (ETFs)
(together, the “underlying funds”). Through the Fund’s
investments in the underlying funds, the Fund normally
invests at least 80% of its net assets in fixed income
securities and other instruments that have economic
characteristics similar to fixed income securities.
Performance Overview
During the period from July 15, 2020, through March 31,
2021, the Fund posted a -2.00% cumulative total return. In
comparison, the Bloomberg Barclays U.S. Aggregate Bond
Index, the Fund’s primary benchmark, posted a -2.78% total
return for the same period.
1
Also for comparison, the Fund’s
secondary benchmark, the Bloomberg Barclays Global
Aggregate Bond Index, posted a +0.23% total return for the
same period.
1
You can find more of the Fund’s performance
data in the Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted modestly
negative total returns during the reporting period from the
Fund’s inception on July 15, 2020, through March 31, 2021.
The period began amid the economic and social disruption
that came in the wake of the novel coronavirus (COVID-19)
pandemic, which significantly impacted U.S. bond markets.
Throughout the period, as the U.S. economy adapted to the
presence of COVID-19, investor appetite for risk increased.
Consequently, lower-rated bonds posted significantly better
returns than higher-rated bonds. In early 2021, however, the implementation of mass vaccination programs alongside
improving economic indicators prompted investors to
anticipate that increased inflation would lead to higher
interest rates.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted negative total returns
for the period. The 10-year U.S. Treasury yield rose from
near-record lows at the beginning of the reporting period
amid a significant U.S. federal budget deficit and high
levels of issuance. The Fed’s inflation policy also pressured
Treasuries, as renewed economic strength prompted
investors to increase their inflation expectations. Mortgage-
backed securities (MBS), as measured by the Bloomberg
Barclays MBS Index, posted marginally negative total returns for the period despite Fed support, as low interest rates led to accelerated prepayments from mortgage refinancing.
U.S. corporate bond performance varied significantly based
on credit rating, reflecting the recovery of credit markets
following the onset of the pandemic. While the strengthening economy pressured corporate bonds generally, it also
had the effect of tempering concerns about credit quality,
which benefited lower-quality bonds. Consequently, high-
yield corporate bonds, as represented by the Bloomberg
Barclays U.S. Corporate High Yield Bond Index, posted a
solid advance, while investment-grade corporate bonds,
as represented by the Bloomberg Barclays U.S. Corporate
Bond Index, posted modestly negative returns.
Data released in July 2020 showed that U.S. gross
domestic product (GDP) had its most significant single-
quarter contraction on record in the second quarter of 2020.
Although eurozone macroeconomic data released toward
the end of July 2020 was encouraging and August 2020
saw further signs of recovery, the region entered a period of deflation for the first time in four years. In September 2020, despite an upward revision of its projection for 2020 GDP
growth, the U.S. Federal Reserve (Fed) highlighted the need
for the U.S. Congress to agree on additional fiscal stimulus.
With third-quarter estimates for U.S. GDP also revised
upward, the Fed subsequently left its policy unchanged
Portfolio Composition
3/31/21
% of Total
Net Assets
Domestic Fixed Income 85.2%
Foreign Fixed Income 11.3%
Short-Term Investments & Other Net Assets 3.5%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
19
.

Franklin Fixed Income Portfolio Fund

franklintempleton.com
Annual Report
for the remainder of 2020, but reiterated concerns about
increasing COVID-19 infection rates. Third-quarter 2020
GDP figures for the eurozone released in October 2020 were
also strong, but many investors feared that a double-dip
recession awaited the region; this would be confirmed early
in 2021. In November 2020, a month that began with Joe
Biden’s victory in the U.S. presidential election, sentiment was buoyed by successful vaccine trials. In contrast, fresh
lockdown measures across much of the eurozone weighed
on business activity, leading the European Central Bank
(ECB) in December 2020 to announce an expanded asset
purchase program. However, sentiment in Europe was
boosted at the end of the month when an eleventh-hour
Brexit deal was finally struck.
As in December 2020, the Fed took no further action at
its first meeting in 2021 but acknowledged the moderating
pace of the U.S. economic recovery; U.S. GDP grew at an
annualized rate of only 4% in the fourth quarter of 2020,
compared with over 33% in the third quarter. The ECB also
maintained its monetary policy in January 2021, announcing
that it expected a demand-driven rebound in economic
activity later in the year. Nonetheless, figures released for
January 2021 showed that prices in the region had risen
for the first time in five months. February 2021 saw a sell-
off in bonds across the globe, as investors became more
concerned about the potential inflationary effects of a strong worldwide economic recovery from effects of the COVID-19
pandemic. This sentiment was fueled by vaccine rollout,
pent-up demand and ongoing stimulus, notably the proposal
of a US$1.9 trillion stimulus package by President Biden’s
administration. In Europe, amid mixed economic data, and
with rising yields threatening to thwart any recovery from the region’s doldrums, the ECB indicated it would be prepared to ramp up its emergency bond purchases. This it subsequently
did in March 2021, a month in which the Fed maintained
its policies and stressed that it would need to see actual
progress toward full employment and price stability before
considering monetary tightening.
Against this backdrop, benchmark U.S. Treasury yields rose
over the second half of 2020, although they were down
around 100 basis points for 2020 as a whole. They remained
on an upward trajectory throughout the first quarter of 2021, spiking in the widespread bond market selloff in February
2021, and ending the review period at their highest level in
12 months. Meanwhile, yields on benchmark German Bunds
rebounded slightly in the second quarter of 2020, but then
fell steadily to finish 2020 lower than 12 months earlier.
However, in the first quarter of 2021, European bond yields
rose sharply, with benchmark German Bund yields reaching
levels not seen since early June 2020. Even so, they
remained within negative territory at the end of the period
under review.
Investment Strategy
The Fund primarily invests in underlying funds that provide
exposure to U.S. and international fixed income securities,
including emerging markets securities, of any maturity
or duration, including government debt, corporate debt,
municipal securities and mortgage-backed and asset-backed
securities (including those that are issued on a when-issued or delayed delivery basis). Certain underlying funds may
hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In addition, some
underlying funds may have exposure to certain derivative
instruments.
In choosing underlying funds, we consider the underlying
funds’ foreign and domestic exposure, duration and maturity.
In addition, we evaluate the risk level of each underlying
fund by analyzing factors such as: (a) the underlying fund’s performance, including comparative performance against its
benchmark indices and its Morningstar peer group, (b) the
correlation of the underlying fund’s performance with other
underlying funds and their corresponding benchmark indices,
and (c) volatility.
Manager’s Discussion
Franklin Fixed Income Portfolio Fund launched on July 15,
2020, with an objective of current income and long-term
capital appreciation as a secondary goal, while providing
diversified fixed income exposures across rates and credit
sectors. The Fund’s performance can be attributed to its
allocation among fixed income securities and to the actual
performance of the underlying funds’ investments.
Fund Holdings
3/31/21
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 59.2%
Franklin Liberty Investment Grade Corporate
ETF 9.4%
Franklin Liberty Short Duration U.S. Government
ETF 7.7%
Franklin Liberty Federal Tax-Free Bond ETF 5.8%
Schwab U.S. TIPS ETF 4.8%
Franklin Liberty U.S. Treasury Bond ETF 4.8%
Franklin Liberty Senior Loan ETF 2.9%
Franklin Liberty High Yield Corporate ETF 1.9%

Franklin Fixed Income Portfolio Fund

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Annual Report
At period-end, Franklin Fixed Income Portfolio Fund
allocated 85.2% of total net assets to domestic fixed income and 11.3% to foreign fixed income. Franklin Liberty U.S.
Core Bond ETF, which seeks to obtain broad exposure to
the Bloomberg Barclays U.S. Aggregate Index, was the
largest position with an allocation of 59.2%. Franklin Liberty
Investment Grade Corporate ETF was the second largest
position with an allocation of 9.4%, and Franklin Liberty
Short Duration U.S. Government ETF was the third largest
position with an allocation of 7.7%.
On April 16, 2021, subsequent to period-end, May Tong left
the company. Her responsibilities have been allocated to
others in the portfolio management team.
Thank you for your participation in Franklin Fixed Income
Portfolio Fund. We look forward to serving your future
investment needs.
Thomas A. Nelson, CFA
May Tong, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2021
Franklin Fixed Income Portfolio Fund

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/21
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Since Inception (7/15/20) -2.00% -2.00%
See page 14 for Performance Summary footnotes.

Franklin Fixed Income Portfolio Fund
Performance Summary

franklintempleton.com
Annual Report
See page 14 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
7/15/20–3/31/21

Franklin Fixed Income Portfolio Fund
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. The Fund’s investments in ETFs may subject the Fund to additional risks than if the Fund would have in-
vested directly in the ETFs’ underlying securities. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall.
An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates.
Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with internal and external political and economic developments, trading practices, availability of information, limited markets, and currency exchange rate fluctuations and policies. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction and fee waiver; without these waivers, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Source: Morningstar. The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/ BBB-/BBB- or higher) using the middle rating of Moody’s,
Standard & Poor’s and Fitch, respectively. The Bloomberg Barclays Global Aggregate Bond Index measures the performance of the global investment grade, fixed-rate bond markets. The benchmark includes government, government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(7/15/20–3/31/21)
Net Investment
Income
$0.1440
Total Annual Operating Expenses
5
With Fee
Waiver
Without Fee
Waiver
0.40% 3.35%

Your Fund’s Expenses
Franklin Fixed Income Portfolio Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. Non-recurring expenses are not annualized.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 10/1/20
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
a
Annualized
Expense
Ratio
2
$1,000 $980 $1.03 $1,023.89 $1.05 0.21%

Franklin ETF Trust
Financial Highlights
Franklin Equity Portfolio Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a
Year Ended
March 31,
2021
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c ,d
.......................................................................... 0.10
Net realized and unrealized gains (losses) ............................................................. 1.85
Total from investment operations ...................................................................... 1.95
Less distributions from:
Net investment income ............................................................................ (0.15)
Net asset value, end of year ......................................................................... $11.80
Total return
e
..................................................................................... 19.61%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 38.20%
Expenses net of waiver and payments by affiliates
g,h
....................................................... 0.50%
Net investment income ............................................................................. 1.30%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $347
Portfolio turnover rate .............................................................................. 81.63%
a
For the period July 15, 2020 (effective date) to March 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.00 % for the year ended March 31, 2021.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin ETF Trust
Statement of Investments, March 31, 2021
Franklin Equity Portfolio Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
See A bbreviations on page 29 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Domestic Equity 65.9%
a
Franklin U.S. Core Equity (IU) Fund ..................................... 17,030 $ 228,539
Foreign Equity 33.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,414 42,092
a
Franklin FTSE Japan ETF ............................................. 214 6,508
a
Franklin International Core Equity (IU) Fund ............................... 5,420 66,723
115,323
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $301,420)
343,862
a a a a
Short Term Investments 0.4%
a
Money Market Funds 0.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 1,429 1,429
Total Money Market Funds (Cost $1,429) .......................................
1,429
Total Short Term Investments (Cost $1,429 ) ....................................
1,429
a
Total Investments (Cost $302,849) 99.5% .......................................
$345,291
Other Assets, less Liabilities 0.5% .............................................
1,803
Net Assets 100.0% ...........................................................
$347,094
a
See Note 3(d) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin ETF Trust
Financial Highlights
Franklin Fixed Income Portfolio Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a
Year Ended
March 31,
2021
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c ,d
.......................................................................... 0.17
Net realized and unrealized gains (losses) ............................................................. (0.37)
Total from investment operations ...................................................................... (0.20)
Less distributions from:
Net investment income ............................................................................ (0.14)
Net asset value, end of year ......................................................................... $9.66
Total return
e
..................................................................................... (2.00)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 165.29%
Expenses net of waiver and payments by affiliates
g,h
....................................................... 0.21%
Net investment income
g
............................................................................. 2.39%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $78
Portfolio turnover rate .............................................................................. 121.64%
a
For the period July 15, 2020 (effective date) to March 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.17% for the year ended March 31, 2021.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin ETF Trust
Statement of Investments, March 31, 2021
Franklin Fixed Income Portfolio Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
See Abbreviations on page 29 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
96.5%
Domestic Fixed Income 85.2%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 168 $ 4,514
a
Franklin Liberty Senior Loan ETF ....................................... 90 2,235
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 63 5,997
a
Franklin Liberty U.S. Core Bond ETF ..................................... 1,834 46,180
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 156 3,725
Schwab U.S. TIPS ETF ............................................... 61 3,731
66,382
Foreign Fixed Income 11.3%
a
Franklin Liberty High Yield Corporate ETF ................................. 56 1,471
a
Franklin Liberty Investment Grade Corporate ETF ........................... 289 7,372
8,843
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $77,762)
75,225
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 536 536
Total Money Market Funds (Cost $536) .........................................
536
Total Short Term Investments (Cost $536 ) ......................................
536
a
Total Investments (Cost $78,298) 97.2% ........................................
$75,761
Other Assets, less Liabilities 2.8% .............................................
2,199
Net Assets 100.0% ...........................................................
$77,960
a
See Note 3(d) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin ETF Trust
Financial Statements
Statements of Assets and Liabilities
March 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $— $3,744
Cost - Non-controlled affiliates (Note 3 d ) ....................................... 302,849 74,554
Value - Unaffiliated issuers ................................................. $— $3,731
Value - Non-controlled affiliates (Note 3 d ) ...................................... 345,291 72,030
Receivables:
Dividends .............................................................. — 161
Affiliates ............................................................... 34,288 48,612
Prepaid expenses ......................................................... 46,985 30,509
Offering costs ............................................................ 18,934 18,833
Total assets ......................................................... 445,498 173,876
Liabilities:
Payables:
Transfer agent fees ....................................................... 371 268
Reports to shareholders ................................................... 3,600 1,994
Professional fees ........................................................ 22,919 22,919
Offering costs ............................................................ 69,915 69,134
Accrued expenses and other liabilities .......................................... 1,599 1,601
Total liabilities ........................................................ 98,404 95,916
Net assets, at value ................................................ $347,094 $77,960
Net assets consist of:
Paid-in capital ............................................................ $303,695 $80,754
Total distributable earnings (losses) ............................................ 43,399 (2,794)
Net assets, at value ................................................ $347,094 $77,960
Shares outstanding ........................................................ 29,404 8,074
Net asset value per share ................................................... $11.80 $9.66

Franklin ETF Trust
Financial Statements
Statements of Operations
for the period ended March 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Franklin Equity
Portfolio Fund
a
Franklin
Fixed Income
Portfolio Fund
a
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $— $20
Non-controlled affiliates (Note 3 d ) ............................................ 3,554 1,139
Total investment income .................................................. 3,554 1,159
Expenses:
Management fees (Note 3 a ) .................................................. 492 111
Transfer agent fees (Note 3 c ) ................................................. 3,313 2,479
Custodian fees (Note 4 ) ..................................................... 5 5
Reports to shareholders ..................................................... 3,600 3,600
Professional fees .......................................................... 23,000 23,000
Organization costs ......................................................... 14,202 13,884
Amor tization of offering costs ................................................. 46,883 46,631
Other ................................................................... 1,599 1,601
Total expenses ........................................................ 93,094 91,311
Expense reductions (Note 4 ) .............................................. (5) (5)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................ (92,107) (91,213)
Net expenses ........................................................ 982 93
Net investment income ............................................... 2,572 1,066
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Note 3 d ) .......................................... 1,410 (858)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 d ) .......................................... 1,172 487
Net realized gain (loss) ................................................. 2,582 (371)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... — (13)
Non-controlled affiliates (Note 3 d ) .......................................... 42,442 (2,524)
Net change in unrealized appreciation (depreciation) ........................... 42,442 (2,537)
Net realized and unrealized gain (loss) ........................................... 45,024 (2,908)
Net increase (decrease) in net assets resulting from operations ......................... $47,596 $(1,842)
a
For the period July 15, 2020 (effective date) to March 31, 2021.

Franklin ETF Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Franklin Equity
Portfolio Fund
Franklin Fixed Income
Portfolio Fund
Year Ended
March 31, 2021
a
Year Ended
March 31, 2021
a
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,5 72 $1,066
Net realized gain (loss) ................................................. 2,582 (371)
Net change in unrealized appreciation (depreciation) ........................... 42,442 (2,537)
Net increase (decrease) in net assets resulting from operations ................ 47,596 (1,842)
Distributions to shareholders .............................................. (4,147) (999)
Capital share transactions (Note 2 ) .......................................... 303,645 80,801
Net increase (decrease) in net assets ................................... 347,094 77,960
Net assets:
End of year ........................................................... $347,094 $77,960
a
For the period July 15, 2020 (effective date) to March 31, 2021.

Franklin ETF Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin ETF Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds, two of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds invest primarily in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton (FT
Underlying Funds).
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports in which each Fund
invests is available on the U.S. Securities and Exchange
Commission (SEC) website at sec.gov. The Underlying
Funds’ shareholder reports are not covered by this report.
Effective July 15, 2020, the Trust began offering shares of
the Franklin Equity Portfolio Fund and Franklin Fixed Income
Portfolio Fund.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share as of 4 p.m. Eastern time each day the New
York Stock Exchange (NYSE) is open for trading. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. Exchange traded funds
(ETFs) listed on an exchange or on the NASDAQ National
Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
b. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and capital
gain distributions are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust. Certain Fund
specific expenses are allocated directly to the Fund that
incurred the expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
d. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.

Franklin ETF Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
a. Asset Allocation Fees
The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying
Funds and ETFs.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds' average daily net assets, and is not an additional expense of the Funds.
Franklin Equity Portfolio Fund
Franklin Fixed Income Portfolio
Fund
Shares Amount Shares Amount
Single Class
Year ended March 31, 2021
a
Shares sold ................................... 44,857 $474,710 10,891 $108,996
Shares issued in reinvestment of distributions .......... 374 4,001 86 855
Shares redeemed ............................... (15,827) (175,066) (2,903) (29,050)
Net increase (decrease) .......................... 29,404 $303,645 8,074 $80,801
a
For the period July 15, 2020 (effective date) to March 31, 2021.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin ETF Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Transfer Agent Fees
The Funds pay transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Funds reimburse Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended March 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
d. Investments in FT Underlying Funds
The Funds invest in Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust
Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the year ended March 31, 2021, were as follows:
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
Transfer agent fees ........................ $2,945 $2,237
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Equity Portfolio Fund
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... $ — $ 60,088 $ (22,412) $ 462 $ 3,954 $ 42,092 3,414 $ 480
Franklin FTSE Japan ETF ..... — 6,649 — — (141) 6,508 214 —
Franklin International Core Equity
(IU) Fund ................ — 107,846 (50,632) 644 8,865 66,723 5,420 906
Franklin U.S. Core Equity (IU) Fund — 350,266 (151,795) 304 29,764 228,539 17,030 3,340
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 134,855 (133,426) — — 1,429 1,429 —
Total Non-Controlled Affiliates $— $659,704 $(358,265) $ 1,410 $ 42,442 $345,291 $ 4,726
Total Affiliated Securities .... $— $659,704 $(358,265) $1,410 $42,442 $345,291 $4,726
Franklin Fixed Income Portfolio Fund
Non-Controlled Affiliates
Franklin Liberty Federal Tax-Free
Bond ETF ................ — 8,386 (3,792) (56) (24) 4,514 168 53
Franklin Liberty High Yield
Corporate ETF ............ — 2,917 (1,477) (4) 35 1,471 56 49
3. Transactions with Affiliates
(continued)

Franklin ETF Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding acquired fund fees and expenses and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each of the Funds does not exceed 0.50% and 0.40%, respectively, based on the average net assets of each Fund until July 31, 2021.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended March 31, 2021 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At March 31, 2021, the capital loss carryforwards were as follows:
The tax character of distributions paid during the year ended March 31, 2021 was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Fixed Income Portfolio Fund (continued)
Franklin Liberty Investment Grade
Corporate ETF ............ $ — $ 18,245 $ (10,336) $ (173) $ (364) $ 7,372 289 $ 272
a
Franklin Liberty Senior Loan ETF — 2,262 — — (27) 2,235 90 7
Franklin Liberty Short Duration U.S.
Government ETF ........... — 10,916 (4,877) (8) (34) 5,997 63 38
Franklin Liberty U.S. Core Bond
ETF .................... — 89,010 (40,466) (434) (1,930) 46,180 1,834 1,134
a
Franklin Liberty U.S. Treasury Bond
ETF .................... — 18,005 (13,917) (183) (180) 3,725 156 73
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 82,443 (81,907) — — 536 536 —
Total Non-Controlled Affiliates $— $232,184 $(156,772) $ (858) $ (2,524) $72,030 $ 1,626
Total Affiliated Securities .... $— $232,184 $(156,772) $(858) $(2,524) $72,030 $1,626
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 129
3. Transactions with Affiliates
(continued)
d. Investments in FT Underlying Funds
(continued)

Franklin ETF Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At March 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.
The Equity Portfolio Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from ordinary income.
6. Investment Transactions
Purchases and sales (excluding short term securities) for the year ended March 31, 2021, were as follows:
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
2021 2021
Distributions paid from:
Ordinary income ........................ $4,147 $999
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
a a a
Cost of investments ....................... $304,171 $78,949
Unrealized appreciation ..................... $42,583 $35
Unrealized depreciation ..................... (1,463) (3,223)
Net unrealized appreciation (depreciation) ....... $41,120 $(3,188)
Distributable earnings:
Undistributed ordinary income ................ $2,279 $523
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
Purchases .............................. $524,848 $156,561
Sales .................................. $224,839 $77,941
5. Income Taxes
(continued)

Franklin ETF Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended March 31, 2021, the Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2021, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Statement(s) of Investments.
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin ETF Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund

Franklin ETF Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin ETF Trust and Shareholders of Franklin Equity Portfolio Fund and Franklin Fixed Income
Portfolio Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Equity Portfolio Fund and Franklin Fixed Income Portfolio Fund (two of the funds constituting Franklin ETF Trust, hereafter collectively referred to as the "Funds") as of March 31, 2021, the related statements of operations and the statements of changes in net assets, including the related notes, and the financial highlights for the period July 15, 2020 (effective date)
through March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2021, and the results of each of their operations, changes in each of their net assets and each of the financial highlights for the period July 15, 2020 (effective date)
through March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
May 20, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

Franklin ETF Trust

franklintempleton.com
Annual Report
Tax Information (unaudited)
Under Section 854(b)(1)(B) of the Internal Revenue Code, Franklin Equity Portfolio Fund hereby reports the maximum amount allowable but no less than $2,994 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the
Internal Revenue Code for the fiscal year ended March 31, 2021.
Under Section 871(k)(2)(C) of the Internal Revenue Code, Franklin Equity Portfolio Fund hereby reports the maximum amount allowable but no less than $454 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)
(A) of the Internal Revenue Code for the fiscal year ended March 31, 2021 .
During the year ended March 31, 2021, the Franklin Equity Portfolio Fund, a qualified fund of fund under Section 852(g)
(2) of the Internal Revenue Code, received an allocation of foreign taxes paid from one or more of its underlying funds. The
Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record on June 14, 2021, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Franklin ETF Trust
Board Members and Officers

franklintempleton.com
Annual Report
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Rohit Bhagat (1964) Lead
Independent
Trustee
Since 2017 49 AssetMark Financial Holdings,
Inc. (investment solutions)
(2018-present) and PhonePe
(December 2020) (payment and
financial services); formerly , Axis
Bank (financial) (2013-2021),
FlipKart Limited (2019-December
2020) (eCommerce company);
CapFloat Financial Services Pvt.,
Ltd. (non-banking finance company)
(2018) and Zentific Investment
Management (hedge fund) (2015-
2018).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company)
(February 2021-present); and formerly , Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global
Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).
Deborah D. McWhinney (1955) Trustee Since 2020 49 IHS Markit (information services)
(2015-present), Borg Warner
(automotive) (2018-present),
LegalShield (consumer services)
(2020-present); and formerly ,
Fluor Corporation (construction
and engineering) (2014-2020)
and Focus Financial Partner, LLC
(financial services) (2018-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical
Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise
Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).
Anantha K. Pradeep (1963) Trustee Since 2017 49 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company)
(2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly , Founder,
BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Franklin ETF Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Jennifer M. Johnson (1964) Trustee and
Chairperson of the
Board
Since 2017 60 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton; and formerly , Chief Operating
Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin
Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since November 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Patrick O’Connor (1967) President and
Chief Executive
Officer –
Investment
Management
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of three of the investment companies in Franklin Templeton; and formerly , Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Franklin ETF Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.
Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Vivek Pai (1970) Treasurer,
Chief Financial
Officer and Chief
Accounting Officer
Since 2019 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale,
FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of three of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President since
2015 and Secretary
since 2017
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 42 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President Since 2012 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin ETF Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FPF A 05/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin ETF Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

A Series of Franklin ETF Trust

March 31, 2021

Contents
Annual Report
Franklin Liberty Short Duration U.S. Government ETF . .	2
Performance Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4
Your Fund’s Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7
Financial Highlights and Statement of Investments . . . . .	8
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17
Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .	20
Report of Independent Registered
Public Accounting Firm . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27
Tax Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28
Board Members and Officers . . . . . . . . . . . . . . . . . . . . . . . . . .	29
Shareholder Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	32

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Annual Report

1

ANNUAL REPORT

Franklin Liberty Short Duration U.S. Government ETF

This annual report for Franklin Liberty Short Duration U.S. Government ETF covers the fiscal year ended

March 31, 2021.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preserva- tion of capital, by normally investing at least 80% of its net assets in securities issued or guaranteed by the U.S. govern- ment, its agencies or instrumentalities.1 The Fund currently targets an estimated portfolio duration of three years or less.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +1.76% based on market price and +1.77% based on net asset value. In comparison, the Bloomberg Barclays U.S. Government Index: 1-3 Year Component posted a +0.36% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, posted marginally posi- tive total returns during the 12 months ended March 31,

2021. The period began at the height of the economic and social disruption that came in the wake of the novel coronavi- rus (COVID-19) pandemic, which significantly impacted U.S. bond markets. Throughout the 12-month period, as the U.S. economy adapted to the presence of COVID-19, investor appetite for risk increased. Consequently, lower-rated bonds posted significantly greater returns than higher-rated bonds.

Portfolio Composition* 3/31/21

% of Total
Net Assets

MBS ARMs	42.20%

MBS Fixed Rate	32.60%

U.S. Agencies	3.68%

U.S. Treasuries	18.76%

TIPS	0.96%

Short-Term Investments & Other Net Assets	1.70%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

In early 2021, however, the implementation of mass vaccina- tion programs alongside improving economic indicators prompted investors to anticipate that increased inflation would lead to higher interest rates.

The U.S. Federal Reserve (Fed) maintained the federal funds target rate at a range of 0.00%–0.25% and continued its pro- gram of open-ended purchasing of government-backed and corporate bonds as necessary to provide liquidity to bond markets. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, posted negative total returns during the period. The 10-year U.S. Treasury yield (which moves inversely to price) was at or near all-time lows for the first half of the reporting period. However, yields rose in the period’s second half, as renewed strength in the economy prompted investors to increase their inflation expectations. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, had marginally negative total returns for the period despite Fed support, as lower interest rates accelerated prepayments from mortgage refi- nancing, which weighed on MBS returns.

1.Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.

2.Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 9.

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Fed action was a catalyst for the recovery in the corporate bond market, which advanced overall but varied significantly based on credit rating. The strengthening economy and pros- pect of a return to normal conditions tempered concerns about credit quality, which benefited lower-quality bonds. Consequently, high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, posted a strong advance, outpacing investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, which nevertheless posted solid returns.

Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund currently targets an estimated portfolio duration of three years or less. The Fund generally invests 50%–80% of its assets in mortgage securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including adjustable rate mortgage securities (ARMs) and collateral- ized mortgage obligations (CMOs). The Fund also invests in direct U.S. government obligations (such as Treasury bonds, bills and notes) and in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government-sponsored entities. All of the Fund’s principal investments are debt securities, including bonds, notes and debentures. To pursue its investment goal, the Fund may invest in certain interest rate-related derivatives, principally U.S. Treasury futures contracts. The use of these derivatives may allow the Fund to obtain net long or short exposures to selected interest rates or durations. These derivatives may be used to hedge risks associated with the Fund’s other port- folio investments and to manage the duration of the Fund’s portfolio. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the perfor- mance of an index.

Manager’s Discussion

During the 12-months ended March 31, 2021, risk spreads in U.S. fixed income markets generally recovered from the wid- ening that occurred in March 2020 amid the onset of the COVID-19 pandemic. Government-related mortgage sectors recovered relatively quickly because the Fed began purchas- ing significant amounts of agency fixed-rate MBS. This had the effect of reducing risk and liquidity premiums in all government-backed mortgage sectors. The Fund’s exposure to agency adjustable-rate mortgage-backed securities was the largest contributor to outperformance versus the bench- mark on a duration-adjusted basis, but there were also significant positive contributions from the Fund’s exposure to the other mortgage-related sectors – MBS, multi-family agency MBS, and agency CMOs. By the end of the period, inflation expectations had exceeded pre-COVID levels, resulting in a significant positive contribution to performance from the Fund’s exposure to Treasury Inflation-Protected Securities. The Fund’s exposure to agency debentures was also a modest positive contributor to performance. The Fund was positioned with less duration than the benchmark over- all, but with more exposure than the benchmark beyond the two-year point on the yield curve. This curve exposure was a modest detractor from performance as the yield curve steep- ened dramatically during March 2021.

The Fund invested in U.S. Treasuries, agency debentures, agency mortgage pass-through securities and other U.S. government-related bonds and cash investments. We looked for valuations we considered attractive within lower interest- rate risk government bond markets with a focus on high current income. In our efforts to protect the Fund’s portfolio from the effects of potential interest-rate increases, we used U.S. Treasury futures and options on U.S. Treasury futures for duration and convexity management. Over the period, the futures and options positions had a net realized gain.

Thank you for your participation in Franklin Liberty Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

Patrick A. Klein, Ph.D.

Paul Varunok

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2021, the end of the report- ing period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic condi- tions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, coun- try, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their complete- ness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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F R A N K L I N L I B E R T Y S H O R T D U R AT I O N U . S . G O V E R N M E N T E T F

Performance Summary as of March 31, 2021

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The per- formance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/13), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been rein- vested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for oper- ating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/211

	Cumulative Total Return2		Average Annual Total Return2
	Based on	Based on	Based on	Based on
	NAV3	market price4	NAV3	market price4

1-Year	+1.77%	+1.76%	+1.77%	+1.76%

5-Year	+8.73%	+8.83%	+1.69%	+1.71%

Since Inception (11/4/13)	+10.88%	+10.47%	+1.40%	+1.35%

30-Day Standardized Yield6

Distribution Rate5		(with fee waiver) (without fee waiver)

1.73%		0.54%	0.45%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes

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P E R F O R M A N C E S U M M A R Y

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/4/13–3/31/21

$12,000

$11,000

$10,000

$9,000

11/13 3/14	3/15	3/16	3/17	3/18	3/19	3/20	3/21

$11,120

$11,088

Franklin Liberty Short Duration	Bloomberg Barclays U.S. Government

U.S. Government ETF	Index: 1-3 Year Component7

See page 6 for Performance Summary footnotes

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P E R F O R M A N C E S U M M A R Y

Distributions (4/1/20–3/31/21)

Net Investment

Income

$1.27707

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.25%	0.45%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a discussion of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1.The Fund has a fee waiver and/or an expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2.Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3.Assumes reinvestment of distributions based on net asset value.

4.Assumes reinvestment of distributions based on market price.

5.Distribution rate is based on an annualization of the 13.733 cent per share March dividend and the NAV of $95.24 per share on 3/31/21.

6.The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7.Source: Morningstar. The Bloomberg Barclays U.S. Government Index: 1-3 Year Component includes public obligations of the U.S. Treasury with at least one year up to, but not including, three years to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

8.Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 invest- ment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “End- ing Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustra- tion, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you com- pare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual	Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value 10/1/20	Value 3/31/21	10/1/20–3/31/211,2	Value 3/31/21	10/1/20–3/31/211,2	Expense Ratio2
$1,000	$1,001.40	$1.25	$1,023.68	$1.26	0.25%

1.Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2.Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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F R A N K LI N E T F T R U S T

Financial Highlights

Franklin Liberty Short Duration U.S. Government ETF

		Year Ended March 31,			Year Ended May 31,
	2021	2020	2019	2018a	2017	2016
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year . . . . . . . . . . . . . . . . . . . . .	$94.84	$94.40	$95.18	$96.75	$97.83	$99.03
Income from investment operationsb:

Net investment incomec . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.79	2.11	1.95	1.17	1.02	0.72
Net realized and unrealized gains (losses) . . . . . . . . . . . . .	0.89	0.85	(0.03)	(0.89)	(0.08)	(0.39)

Total from investment operations . . . . . . . . . . . . . . . . . . . . . .	1.68	2.96	1.92	0.28	0.94	0.33

Less distributions from net investment income . . . . . . . . . . .	(1.28)	(2.52)	(2.70)	(1.85)	(2.02)	(1.53)

Net asset value, end of year . . . . . . . . . . . . . . . . . . . . . . . . . .	$95.24	$94.84	$94.40	$95.18	$96.75	$97.83

Total returnd . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.77%	3.18%	2.04%	0.30%	0.97%	0.34%
Ratios to average net assetse
Expenses before waiver and payments by affiliates . . . . . . .	0.37%	0.43%	0.44%	0.50%	0.39%	0.40%
Expenses net of waiver and payments by affiliates . . . . . . .	0.24%	0.23%	0.25%f	0.27%f	0.30%f	0.30%f
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.82%	2.23%	2.06%	1.47%	1.05%	0.73%
Supplemental data
Net assets, end of year (000’s) . . . . . . . . . . . . . . . . . . . . . . . .	$435,827	$187,395	$125,177	$164,279	$169,406	$183,521
Portfolio turnover rateg . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	210.16%	169.35%	104.49%	103.43%	134.97%	145.14%
Portfolio turnover rate excluding mortgage dollar rollsg,h . . .	189.55%	105.08%	64.69%	68.15%	75.90%	62.17%

aFor the period June 1, 2017 to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of creation unit Fund shares in relation to income earned, adjustments to interest income for the inflation index bonds, and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any. fBenefit of expense reduction rounds to less than 0.01%.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”). hSee Note 1(d) regarding mortgage dollar rolls.

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F R A N K LI N E T F T R U S T

Statement of Investments, March 31, 2021

Franklin Liberty Short Duration U.S. Government ETF

	Principal Amount	Value
U.S. Government and Agency Securities 23.4%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$27,859	$28,482
Dy9 Leasing LLC, 2.372%, 3/19/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,493,135	1,568,963
Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22 . . . . . . . . . . . . . .	1,250,000	1,272,025

aKE Export Leasing LLC, 2013-A, secured note, FRN, 0.42%, (3-Month USD LIBOR + 0.23%),

2/28/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	701,906	700,888
MSN 41079 and 41084 Ltd., 1.631%, 12/14/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,683,266	1,719,518
Petroleos Mexicanos, 2.378%, 4/15/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	630,000	652,531
Reliance Industries Ltd.,
2.512%, 1/15/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	937,500	982,094
senior secured note, 2.06%, 1/15/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,250,000	1,295,353
Tagua Leasing LLC, 1.90%, 7/12/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,893,076	1,936,756
Tayarra Ltd., 3.628%, 2/15/22 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	167,068	169,393
U.S. International Development Finance Corp.,
2.12%, 3/20/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,100,000	1,131,967
4.01%, 5/15/30 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,575,000	1,786,451
U.S. Treasury Note,
0.125%, 12/31/22 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,000,000	7,997,344
0.125%, 5/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,000,000	2,996,484
0.125%, 7/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,500,000	2,495,459
0.125%, 8/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	4,989,160
0.125%, 9/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,000,000	2,992,207
0.25%, 4/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,000,000	6,009,844
0.25%, 6/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,000,000	6,007,734
0.25%, 11/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	4,998,047
0.50%, 3/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,500,000	5,536,738
1.25%, 7/31/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,400,000	3,482,543
1.25%, 8/31/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,000,000	8,209,531
1.50%, 3/31/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,500,000	7,700,830
1.50%, 9/30/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,000,000	8,277,344
1.625%, 4/30/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,400,000	3,502,199
1.625%, 10/31/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,000,000	3,106,230
1.75%, 6/30/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,300,000	3,441,475
b Index Linked, 0.375%, 7/15/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,020,183	1,124,485
b Index Linked, 0.625%, 1/15/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,751,825	3,061,706
Ulani MSN 37894, 2.184%, 12/20/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,304,348	1,346,510
Zarapito Leasing LLC, 2.628%, 11/12/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,552,243	1,637,450
Total U.S. Government and Agency Securities (Cost $101,519,079)
		102,157,741

Mortgage-Backed Securities 74.8%

cFederal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 33.2%

FHLMC, 0.242%, (SOFR +/- MBS Margin), 12/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,000,000	2,005,137
FHLMC, 0.242%, (SOFR +/- MBS Margin), 1/25/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	4,999,400
FHLMC, 0.242%, (SOFR +/- MBS Margin), 1/25/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	4,999,370
FHLMC, 0.282%, (SOFR +/- MBS Margin), 1/25/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	5,027,603
FHLMC, 0.29%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	1,001,735
FHLMC, 0.309%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25 . . . . . . . . . . . . . . . . . . . . . . . . . .	451,648	450,480
FHLMC, 0.329%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25 . . . . . . . . . . . . . . . . . . . . . . . . . .	939,128	940,353
FHLMC, 0.339%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28 . . . . . . . . . . . . . . . . . . . . . . . . . .	825,892	826,742
FHLMC, 0.349%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25 . . . . . . . . . . . . . . . . . . . . . . . . . .	650,027	651,416
FHLMC, 0.359%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28 . . . . . . . . . . . . . . . . . . . . . . . . . .	651,161	653,460
FHLMC, 0.369%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24 . . . . . . . . . . . . . . . . . . . . . . . . .	640,606	642,331
FHLMC, 0.379%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30 . . . . . . . . . . . . . . . . . . . . . . . . .	3,999,717	4,021,645
FHLMC, 0.379%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30 . . . . . . . . . . . . . . . . . . . . . . . . .	3,500,000	3,508,036
FHLMC, 0.40%, (1-Month USD LIBOR +/- MBS Margin), 8/25/27 . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,302,536	3,319,363
FHLMC, 0.406%, (1-Month USD LIBOR +/- MBS Margin), 12/15/48 . . . . . . . . . . . . . . . . . . . . . . . . .	1,148,741	1,153,681
FHLMC, 0.409%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28 . . . . . . . . . . . . . . . . . . . . . . . . . .	967,063	972,593
FHLMC, 0.41%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,044,000	4,068,660
FHLMC, 0.419%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24 . . . . . . . . . . . . . . . . . . . . . . . . .	118,501	119,023
franklintempleton.com	Annual Report

9

F R A N K LI N E T F T R U S T

S T A T E M E N T O F I N V E S T M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
c Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 0.419%, (1-Month USD LIBOR +/- MBS Margin), 7/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 4,720,056	$ 4,739,303
FHLMC, 0.419%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30 . . . . . . . . . . . . . . . . . . . . . . . . .	1,500,000	1,505,815
FHLMC, 0.439%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,889,540	2,899,980
FHLMC, 0.449%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	828,145	830,453
FHLMC, 0.449%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,000,000	2,008,790
FHLMC, 0.459%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	745,423	746,876
FHLMC, 0.459%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27 . . . . . . . . . . . . . . . . . . . . . . . . .	778,019	782,248
FHLMC, 0.46%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,400,000	6,433,924
FHLMC, 0.469%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	500,711	501,527
FHLMC, 0.479%, (1-Month USD LIBOR +/- MBS Margin), 1/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	853,004	854,115
FHLMC, 0.479%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,429,889	3,441,550
FHLMC, 0.479%, (1-Month USD LIBOR +/- MBS Margin), 6/25/27 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,987,400	2,002,978
FHLMC, 0.479%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,194,000	2,217,851
FHLMC, 0.489%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,032,033	3,037,434
FHLMC, 0.489%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27 . . . . . . . . . . . . . . . . . . . . . . . . . .	249,745	250,308
FHLMC, 0.489%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,500,000	1,507,875
FHLMC, 0.499%, (1-Month USD LIBOR +/- MBS Margin), 5/25/22 . . . . . . . . . . . . . . . . . . . . . . . . . .	28,982	28,948
FHLMC, 0.499%, (1-Month USD LIBOR +/- MBS Margin), 7/25/22 . . . . . . . . . . . . . . . . . . . . . . . . . .	85,921	85,769
FHLMC, 0.506%, (1-Month USD LIBOR +/- MBS Margin), 12/15/39 . . . . . . . . . . . . . . . . . . . . . . . . .	1,189,417	1,192,377
FHLMC, 0.519%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25 . . . . . . . . . . . . . . . . . . . . . . . . . .	878,794	882,323
FHLMC, 0.539%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26 . . . . . . . . . . . . . . . . . . . . . . . . .	838,049	840,132
FHLMC, 0.556%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40 . . . . . . . . . . . . . . . . . . . . . . . . .	1,793,977	1,815,496
FHLMC, 0.559%, (1-Month USD LIBOR +/- MBS Margin), 6/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,047,864	3,063,389
FHLMC, 0.559%, (1-Month USD LIBOR +/- MBS Margin), 5/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,917,517	1,934,448
FHLMC, 0.559%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,000,000	4,041,174
FHLMC, 0.589%, (1-Month USD LIBOR +/- MBS Margin), 5/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,999,203	2,021,275
FHLMC, 0.599%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,533,187	3,550,527
FHLMC, 0.609%, (1-Month USD LIBOR +/- MBS Margin), 2/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,102,252	4,134,510
FHLMC, 0.609%, (1-Month USD LIBOR +/- MBS Margin), 7/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,350,133	2,369,716
FHLMC, 0.619%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,248,107	1,254,517
FHLMC, 0.619%, (1-Month USD LIBOR +/- MBS Margin), 11/25/26 . . . . . . . . . . . . . . . . . . . . . . . . .	3,563,298	3,593,728
FHLMC, 0.629%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25 . . . . . . . . . . . . . . . . . . . . . . . . .	3,661,721	3,686,493
FHLMC, 0.629%, (1-Month USD LIBOR +/- MBS Margin), 12/25/29 . . . . . . . . . . . . . . . . . . . . . . . . .	4,976,747	5,018,718
FHLMC, 0.639%, (1-Month USD LIBOR +/- MBS Margin), 7/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,977,337	2,003,306
FHLMC, 0.639%, (1-Month USD LIBOR +/- MBS Margin), 8/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,000,000	2,025,470
FHLMC, 0.639%, (1-Month USD LIBOR +/- MBS Margin), 9/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,667,051	1,683,267
FHLMC, 0.649%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,675,559	3,721,124
FHLMC, 0.659%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28 . . . . . . . . . . . . . . . . . . . . . . . . .	4,453,563	4,507,265
FHLMC, 0.659%, (1-Month USD LIBOR +/- MBS Margin), 2/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,271,247	1,281,873
FHLMC, 0.679%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28 . . . . . . . . . . . . . . . . . . . . . . . . .	1,754,742	1,777,938
FHLMC, 0.819%, (1-Month USD LIBOR +/- MBS Margin), 2/25/27 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,620,226	1,639,594
FHLMC, 0.919%, (1-Month USD LIBOR +/- MBS Margin), 3/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,000,000	2,027,932
FHLMC, 1.769%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	156,148	163,162
FHLMC, 2.035%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38 . . . . . . . . . . . . . . . . . . . . . . . . .	24,096	25,432
FHLMC, 2.064%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29 . . . . . . . . . . . . . . . . . . . . . . . .	25,179	25,220
FHLMC, 2.141%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .	10,179	10,792
FHLMC, 2.163%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36 . . . . . . . . . . . . . . . . . . . . . . . .	60,771	64,404
FHLMC, 2.164%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	67,817	71,498
FHLMC, 2.206%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .	53,551	55,575
FHLMC, 2.236%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .	2,506	2,603
FHLMC, 2.241%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	11,126	11,626
FHLMC, 2.311%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	6,858	7,281
FHLMC, 2.344%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33 . . . . . . . . . . . . . . . . . . . . . . .	88,739	94,691
FHLMC, 2.35%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .	48,981	49,426
FHLMC, 2.35%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . . .	125,193	133,599
FHLMC, 2.356%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33 . . . . . . . . . . . . . . . . . . . . . . .	16,961	18,080
FHLMC, 2.358%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33 . . . . . . . . . . . . . . . . . . . . . . . .	34,004	35,949
FHLMC, 2.37%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	14,341	15,373

10

Annual Report	franklintempleton.com

F R A N K LI N E T F T R U S T

S T A T E M E N T O F I N V E S T M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
c Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . .	$15,509	$16,545
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . .	18,216	18,513
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . .	33,471	35,788
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . .	52,456	56,085
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35 . . . . . . . . . . . . . . . . . . . . . . . .	28,404	30,393
FHLMC, 2.376%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36 . . . . . . . . . . . . . . . . . . . . . . . .	46,717	50,087
FHLMC, 2.38%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,667	1,764
FHLMC, 2.383%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38 . . . . . . . . . . . . . . . . . . . . . . .	77,819	78,065
FHLMC, 2.401%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35 . . . . . . . . . . . . . . . . . . . . . . .	110,254	117,854
FHLMC, 2.416%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33 . . . . . . . . . . . . . . . . . . . . . . . .	4,998	5,322
FHLMC, 2.42%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	184,032	194,362
FHLMC, 2.423%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	14,959	15,105
FHLMC, 2.453%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	6,590	6,857
FHLMC, 2.469%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,206	2,224
FHLMC, 2.485%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .	621,212	660,117
FHLMC, 2.496%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	10,380	10,972
FHLMC, 2.518%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	619	616
FHLMC, 2.525%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	43,557	46,159
FHLMC, 2.525%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .	2,448	2,455
FHLMC, 2.534%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . .	42,152	43,624
FHLMC, 2.538%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27 . . . . . . . . . . . . . . . . . . . . . . . .	457	458
FHLMC, 2.539%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . .	11,939	12,734
FHLMC, 2.553%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	266,721	283,087
FHLMC, 2.568%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42 . . . . . . . . . . . . . . . . . . . . . . . . .	578,068	612,680
FHLMC, 2.589%, (12-Month USD LIBOR +/- MBS Margin), 7/01/43 . . . . . . . . . . . . . . . . . . . . . . . . .	1,769,004	1,875,805
FHLMC, 2.609%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28 . . . . . . . . . . . . . . . . . . . . . . . .	572	573
FHLMC, 2.613%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	140,168	147,107
FHLMC, 2.621%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	219,817	232,991
FHLMC, 2.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34 . . . . . . . . . . . . . . . . . . . . . . . .	7,570	7,575
FHLMC, 2.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34 . . . . . . . . . . . . . . . . . . . . . . . .	119,527	127,356
FHLMC, 2.634%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36 . . . . . . . . . . . . . . . . . . . . . . . .	37,040	39,688
FHLMC, 2.635%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37 . . . . . . . . . . . . . . . . . . . . . . . .	140,672	141,596
FHLMC, 2.643%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34 . . . . . . . . . . . . . . . . . . . . . . . .	30,588	31,932
FHLMC, 2.662%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	11,453	11,615
FHLMC, 2.665%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . .	1,207,439	1,293,912
FHLMC, 2.674%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	117,743	119,024
FHLMC, 2.676%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	8,351	8,868
FHLMC, 2.677%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30 . . . . . . . . . . . . . . . . . . . . . . . .	46	46
FHLMC, 2.68%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29 . . . . . . . . . . . . . . . . . . . . . . . . .	1,908	1,913
FHLMC, 2.68%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	46,493	49,558
FHLMC, 2.713%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36 . . . . . . . . . . . . . . . . . . . . . . .	13,861	14,862
FHLMC, 2.727%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	42,736	43,402
FHLMC, 2.733%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32 . . . . . . . . . . . . . . . . . . . . . . . .	1,696	1,705
FHLMC, 2.744%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	3,995	4,147
FHLMC, 2.752%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . .	351,528	374,865
FHLMC, 2.761%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42 . . . . . . . . . . . . . . . . . . . . . . . .	395,065	419,666
FHLMC, 2.767%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35 . . . . . . . . . . . . . . . . . . . . . . .	249,452	268,535
FHLMC, 2.775%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37 . . . . . . . . . . . . . . . . . . . . . . . .	28,233	28,481
FHLMC, 2.777%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . .	1,573,108	1,679,661
FHLMC, 2.792%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36 . . . . . . . . . . . . . . . . . . . . . . . .	16,990	18,026
FHLMC, 2.808%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . .	12,844	13,734
FHLMC, 2.843%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38 . . . . . . . . . . . . . . . . . . . . . . . .	764,721	816,018
FHLMC, 2.858%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	21,838	22,260
FHLMC, 2.886%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29 . . . . . . . . . . . . . . . . . . . . . . . .	193,904	195,458
FHLMC, 2.896%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .	2,689	2,687
FHLMC, 3.035%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42 . . . . . . . . . . . . . . . . . . . . . . . . .	94,190	99,611
FHLMC, 3.045%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29 . . . . . . . . . . . . . . . . . . . . . . .	5,068	5,143
FHLMC, 3.077%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37 . . . . . . . . . . . . . . . . . . . . . . . .	44,466	46,616
franklintempleton.com	Annual Report

11

F R A N K LI N E T F T R U S T

S T A T E M E N T O F I N V E S T M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

Principal Amount	Value

Mortgage-Backed Securities (continued)

cFederal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)

FHLMC, 3.215%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29 . . . . . . . . . . . . . . . . . . . . . . . .	$6,502	$6,571
FHLMC, 3.219%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	3,696	3,752
FHLMC, 3.303%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	345,447	366,500
FHLMC, 3.652%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	7,024	7,143
FHLMC, 3.68%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	24,666	25,089
FHLMC, 5.467%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24 . . . . . . . . . . . . . . . . . . . . . . . .	658	662

		144,944,094
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.7%

FHLMC, 0.75%, 5/25/44 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,636,925	2,604,442
FHLMC, 0.799%, 5/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,492,904	2,404,526
FHLMC, 0.826%, 2/25/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	971,876	924,058
FHLMC, 1.054%, 8/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,976,858	1,989,266
FHLMC, 2.00%, 12/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,067,187	11,371,060
FHLMC, 2.00%, 2/25/50 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,929,446	1,981,726
FHLMC, 2.745%, 1/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,500,000	1,612,181
FHLMC, 2.995%, 12/25/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,500,000	1,626,621
FHLMC, 3.062%, 12/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,500,000	1,619,248
FHLMC, 3.458%, 8/25/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,000,000	2,131,385
FHLMC, 3.49%, 1/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,000,000	2,151,084
FHLMC, 3.50%, 6/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	330,935	353,186
FHLMC, 3.50%, 3/15/43 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	568,517	582,363
FHLMC, 4.00%, 3/01/49 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,945,963	2,113,580

		33,464,726

cFederal National Mortgage Association (FNMA) Adjustable Rate 7.5%

FNMA, 0.459%, (1-Month USD LIBOR +/- MBS Margin), 10/25/58 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,306,099	2,334,583
FNMA, 0.509%, (1-Month USD LIBOR +/- MBS Margin), 5/25/40 . . . . . . . . . . . . . . . . . . . . . . . . . . .	765,769	773,266
FNMA, 0.509%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,384,565	1,398,100
FNMA, 0.509%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,195,634	1,206,256
FNMA, 0.559%, (1-Month USD LIBOR +/- MBS Margin), 9/25/22 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,792,937	2,793,847
FNMA, 0.559%, (1-Month USD LIBOR +/- MBS Margin), 10/25/41 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,679,398	2,713,643
FNMA, 0.559%, (1-Month USD LIBOR +/- MBS Margin), 7/25/49 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,664,866	2,691,700
FNMA, 1.378%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,456	2,469
FNMA, 1.415%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,572	2,583
FNMA, 1.428%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	497	492
FNMA, 1.557%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,265	3,283
FNMA, 1.666%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32 . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,231	4,262
FNMA, 1.672%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,667	4,829
FNMA, 1.675%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . .	736	737
FNMA, 1.68%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	276,252	286,968
FNMA, 1.741%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,976	15,591
FNMA, 1.76%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	160,625	166,636
FNMA, 1.764%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,256	3,388
FNMA, 1.764%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	109,299	113,762
FNMA, 1.774%, (1 Year CMT +/- MBS Margin), 1/01/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,500	18,571
FNMA, 1.779%, (1 Year CMT +/- MBS Margin), 6/01/40 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43,262	44,940
FNMA, 1.779%, (1 Year CMT +/- MBS Margin), 11/01/40 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,566	12,812
FNMA, 1.80%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,915	7,986
FNMA, 1.80%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,336	8,675
FNMA, 1.80%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,968	6,009
FNMA, 1.80%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,875	1,949
FNMA, 1.80%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,198	3,338
FNMA, 1.815%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,221	11,705
FNMA, 1.815%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,247	15,906
FNMA, 1.82%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	59,703	62,545
FNMA, 1.833%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	48,572	49,215
FNMA, 1.875%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,617	3,783

12

Annual Report	franklintempleton.com

F R A N K LI N E T F T R U S T

S T A T E M E N T O F I N V E S T M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
c Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 1.893%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	$5,780	$5,804
FNMA, 1.897%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . . .	142,219	147,998
FNMA, 1.905%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	8,638	8,977
FNMA, 1.911%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	18,499	19,447
FNMA, 1.915%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	28,946	30,444
FNMA, 1.93%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . .	36,303	37,601
FNMA, 1.935%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	600	607
FNMA, 1.945%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	6,373	6,587
FNMA, 1.953%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,644	5,867
FNMA, 1.961%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,500	6,782
FNMA, 1.973%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	17,793	17,808
FNMA, 1.981%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	3,512	3,544
FNMA, 1.99%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,868	7,896
FNMA, 1.995%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,322	12,413
FNMA, 1.996%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	8,698	9,171
FNMA, 2.006%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	14,932	15,753
FNMA, 2.011%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	6,542	6,673
FNMA, 2.015%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	366,471	380,271
FNMA, 2.018%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32 . . . . . . . . . . . . . . . . . . . . . . . . .	1,646	1,647
FNMA, 2.03%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,304	2,309
FNMA, 2.065%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39 . . . . . . . . . . . . . . . . . . . . . . . . .	22,465	23,666
FNMA, 2.08%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . .	19,081	20,142
FNMA, 2.098%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . .	28,499	28,831
FNMA, 2.103%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	5,814	6,133
FNMA, 2.122%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	45,055	47,480
FNMA, 2.124%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . .	4,878	5,083
FNMA, 2.125%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	64,681	68,398
FNMA, 2.127%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	17,235	17,345
FNMA, 2.171%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33 . . . . . . . . . . . . . . . . . . . . . . . .	95,965	97,631
FNMA, 2.174%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	18,572	19,520
FNMA, 2.193%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,131	22,293
FNMA, 2.195%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	33,490	35,570
FNMA, 2.197%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,799	25,178
FNMA, 2.203%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	5,225	5,262
FNMA, 2.223%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,056	24,357
FNMA, 2.235%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	79,079	83,587
FNMA, 2.249%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . .	410	415
FNMA, 2.25%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	38,127	38,268
FNMA, 2.268%, (1 Year CMT +/- MBS Margin), 10/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,156	158,869
FNMA, 2.272%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	38,108	38,808
FNMA, 2.274%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41 . . . . . . . . . . . . . . . . . . . . . . . . . .	218,490	231,317
FNMA, 2.276%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	183,296	188,275
FNMA, 2.288%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .	10,587	10,608
FNMA, 2.29%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . . .	139,815	147,787
FNMA, 2.293%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	52,357	54,687
FNMA, 2.301%, (11th District COF +/- MBS Margin), 8/01/29 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,671	17,668
FNMA, 2.301%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29 . . . . . . . . . . . . . . . . . . . . . . . . .	1,168	1,169
FNMA, 2.306%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	107,808	108,968
FNMA, 2.313%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	20,828	22,105
FNMA, 2.316%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	177,195	179,291
FNMA, 2.318%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	34,449	36,929
FNMA, 2.323%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	424	431
FNMA, 2.325%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . .	53,651	57,470
FNMA, 2.33%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42 . . . . . . . . . . . . . . . . . . . . . . . . . . .	300,773	317,803
FNMA, 2.353%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,011	25,427
FNMA, 2.365%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38 . . . . . . . . . . . . . . . . . . . . . . . . . .	310,096	327,688
FNMA, 2.368%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51,578	54,757
FNMA, 2.369%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .	2,170	2,178
franklintempleton.com	Annual Report

13

F R A N K LI N E T F T R U S T

S T A T E M E N T O F I N V E S T M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
c Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.374%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38 . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 106,312	$112,368
FNMA, 2.384%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34,307	36,454
FNMA, 2.384%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40 . . . . . . . . . . . . . . . . . . . . . . . . . .	265,805	280,927
FNMA, 2.386%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,312	23,709
FNMA, 2.395%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	70,792	75,405
FNMA, 2.41%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,735	8,799
FNMA, 2.417%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33 . . . . . . . . . . . . . . . . . . . . . . . .	2,142	2,283
FNMA, 2.417%, (1 Year CMT +/- MBS Margin), 10/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	348,949	371,005
FNMA, 2.424%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,471	1,483
FNMA, 2.424%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37 . . . . . . . . . . . . . . . . . . . . . . . .	29,574	31,558
FNMA, 2.428%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . . .	26,504	26,558
FNMA, 2.432%, (12-Month USD LIBOR +/- MBS Margin), 8/01/44 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,888,892	1,998,630
FNMA, 2.444%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	458,757	485,120
FNMA, 2.448%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28 . . . . . . . . . . . . . . . . . . . . . . . . .	751	756
FNMA, 2.454%, (12-Month USD LIBOR +/- MBS Margin), 7/01/42 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,932,228	2,047,759
FNMA, 2.459%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32 . . . . . . . . . . . . . . . . . . . . . . . . .	1,030	1,031
FNMA, 2.459%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	7,309	7,694
FNMA, 2.461%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34 . . . . . . . . . . . . . . . . . . . . . . . .	16,473	17,610
FNMA, 2.467%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	90,642	92,240
FNMA, 2.475%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40 . . . . . . . . . . . . . . . . . . . . . . . . .	500,397	529,891
FNMA, 2.497%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40 . . . . . . . . . . . . . . . . . . . . . . . .	63,401	67,297
FNMA, 2.513%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	33,308	35,249
FNMA, 2.528%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39 . . . . . . . . . . . . . . . . . . . . . . . . .	51,356	54,649
FNMA, 2.546%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	187,903	197,929
FNMA, 2.548%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	67,310	68,323
FNMA, 2.55%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40 . . . . . . . . . . . . . . . . . . . . . . . . . .	42,948	44,795
FNMA, 2.553%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32 . . . . . . . . . . . . . . . . . . . . . . . . .	6,786	6,800
FNMA, 2.553%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	40,114	40,197
FNMA, 2.558%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	134,089	141,448
FNMA, 2.568%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40 . . . . . . . . . . . . . . . . . . . . . . . .	968,149	1,030,203
FNMA, 2.577%, (1 Year CMT +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45,216	48,465
FNMA, 2.581%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,194,597	1,263,806
FNMA, 2.584%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34 . . . . . . . . . . . . . . . . . . . . . . . .	66,063	70,291
FNMA, 2.591%, (1 Year CMT +/- MBS Margin), 1/01/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	624	625
FNMA, 2.595%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38 . . . . . . . . . . . . . . . . . . . . . . . . .	194,079	195,461
FNMA, 2.601%, (1 Year CMT +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,282	32,438
FNMA, 2.604%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	9,977	10,592
FNMA, 2.605%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	24,281	24,430
FNMA, 2.605%, (12-Month USD LIBOR +/- MBS Margin), 4/01/44 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,108,055	2,228,810
FNMA, 2.615%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .	29,214	28,951
FNMA, 2.632%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	90,997	91,691
FNMA, 2.638%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	61,947	63,414
FNMA, 2.65%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	5,503	5,535
FNMA, 2.65%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40 . . . . . . . . . . . . . . . . . . . . . . . . . . .	66,821	70,766
FNMA, 2.651%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	52,945	53,406
FNMA, 2.651%, (1 Year CMT +/- MBS Margin), 10/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55,846	59,907
FNMA, 2.678%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	132,507	138,480
FNMA, 2.68%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40 . . . . . . . . . . . . . . . . . . . . . . . . .	287,650	306,512
FNMA, 2.681%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25 . . . . . . . . . . . . . . . . . . . . . . . . .	4,134	4,145
FNMA, 2.687%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42 . . . . . . . . . . . . . . . . . . . . . . . . . .	959,524	1,015,939
FNMA, 2.695%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	89,129	94,525
FNMA, 2.713%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	52,027	55,552
FNMA, 2.72%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,194	1,195
FNMA, 2.725%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	21,626	22,899
FNMA, 2.727%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	125,605	133,925
FNMA, 2.742%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28 . . . . . . . . . . . . . . . . . . . . . . . . .	1,533	1,540
FNMA, 2.753%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	29,719	31,519
FNMA, 2.756%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38 . . . . . . . . . . . . . . . . . . . . . . . . .	8,453	8,543

14

Annual Report	franklintempleton.com

F R A N K LI N E T F T R U S T

S T A T E M E N T O F I N V E S T M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

Principal Amount	Value

Mortgage-Backed Securities (continued)

cFederal National Mortgage Association (FNMA) Adjustable Rate (continued)

FNMA, 2.783%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	$19,098	$19,182
FNMA, 2.784%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	174,721	184,946
FNMA, 2.787%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .	19,032	19,073
FNMA, 2.79%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	29,360	31,278
FNMA, 2.801%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	5,529	5,567
FNMA, 2.807%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32 . . . . . . . . . . . . . . . . . . . . . . . . .	19,170	19,718
FNMA, 2.816%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	33,727	36,016
FNMA, 2.878%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28 . . . . . . . . . . . . . . . . . . . . . . . . .	1,449	1,446
FNMA, 2.884%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	37,901	37,266
FNMA, 2.917%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25 . . . . . . . . . . . . . . . . . . . . . . . . .	4,370	4,373
FNMA, 2.941%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30 . . . . . . . . . . . . . . . . . . . . . . . .	3,153	3,148
FNMA, 2.98%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,573	5,884
FNMA, 2.984%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	22,164	23,721
FNMA, 3.001%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39 . . . . . . . . . . . . . . . . . . . . . . . . .	4,436	4,489
FNMA, 3.025%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	547	551
FNMA, 3.07%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	11,043	11,065
FNMA, 3.075%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . .	126,621	132,535
FNMA, 3.233%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,207	2,221
FNMA, 3.383%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	21,431	22,661
FNMA, 3.575%, (11th District COF +/- MBS Margin), 10/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	243	246
FNMA, 3.64%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	87,117	92,294
FNMA, 4.109%, (11th District COF +/- MBS Margin), 8/01/28 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,361	17,676
FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .	57,222	57,704

		32,677,414
Federal National Mortgage Association (FNMA) Fixed Rate 23.3%

FNMA, 0.785%, 7/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,449,809	5,297,954
FNMA, 1.75%, 1/25/43 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,520,003	1,555,568
FNMA, 2.00%, 12/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,890,258	16,326,558
FNMA, 2.00%, 2/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,452,321	3,547,112
FNMA, 2.50%, 1/01/51 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,235,571	29,019,851
FNMA, 2.50%, 3/01/51 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,961,641	13,317,275
FNMA, 2.50%, 4/01/51 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,000,000	13,356,686
FNMA, 3.00%, 10/25/45 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,599,131	2,730,992
FNMA, 3.00%, 7/01/50 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,150,080	13,820,911
FNMA, 3.50%, 9/01/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49,500	52,828
FNMA, 3.50%, 10/01/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	437,920	467,418
FNMA, 3.50%, 3/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	399,975	426,864
FNMA, 3.50%, 8/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	73,269	78,204
FNMA, 3.50%, 8/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33,953	36,234
FNMA, 3.50%, 10/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,445	3,678
FNMA, 3.50%, 10/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,017	2,153
FNMA, 3.50%, 10/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,123	10,805
FNMA, 3.50%, 1/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,591	8,193
FNMA, 3.50%, 1/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	491,626	524,764
FNMA, 3.50%, 1/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,497	18,667
FNMA, 3.50%, 4/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	109,635	118,213
FNMA, 3.50%, 7/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	537,796	573,505
FNMA, 3.50%, 5/01/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	133,981	142,910

		101,437,343

cGovernment National Mortgage Association (GNMA) Adjustable Rate 1.5%

GNMA, 0.411%, (1-Month USD LIBOR +/- MBS Margin), 4/20/37 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,113,379	2,116,951
GNMA, 0.441%, (1-Month USD LIBOR +/- MBS Margin), 6/20/41 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,731,831	2,752,500
GNMA, 0.706%, (1-Month USD LIBOR +/- MBS Margin), 1/16/40 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,545,024	1,564,183

		6,433,634

franklintempleton.com	Annual Report

15

F R A N K LI N E T F T R U S T

S T A T E M E N T O F I N V E S T M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount		Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate 1.6%
GNMA, 2.50%, 9/20/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$ 1,484,755		$1,518,349
GNMA, 3.00%, 9/20/50 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		5,300,734		5,535,356

				7,053,705
Total Mortgage-Backed Securities (Cost $326,567,207)
			326,010,916
	Number of

	Contracts	Notional Amount#
Options Purchased 0.1%
Puts – Exchange-Traded 0.1%
U.S. Treasury 10 Yr. Note Futures, May Strike Price $130.00, Expires 5/21/21 . .	165	165,000		113,437
U.S. Treasury Long Bond Futures, May Strike Price $152.00, Expires 5/21/21 . . .	46	46,000		61,813
Total Options Purchased (Cost $127,248)
			175,250
Total Investments before Short Term Investments

(Cost $428,213,534) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				428,343,907
		Shares

Short Term Investments (Cost $6,687,494) 1.5%

Money Market Funds 1.5%
d,e Institutional Fiduciary Trust Money Market Portfolio, 0.01% . . . . . . . . . . . . . . . . . . .		6,687,494		6,687,494
Total Investments (Cost $434,901,028) 99.8%
			435,031,401
Other Assets, less Liabilities 0.2% . . . . . . . . . . . . . . . . . . . . . . . . . . . . .				795,253
Net Assets 100.0%
			$435,826,654

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aThe coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end. bPrincipal amount of security is adjusted for inflation. See Note 1(f).

cAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mort- gages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

						Value/Unrealized
		Number of	Notional		Expiration	Appreciation
Description	Type	Contracts	Value*		Date	(Depreciation)

Interest Rate Contracts
U.S. Treasury 5 Yr. Note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	130	$16,041,797		6/30/21	$ (65,256)
U.S. Treasury 10 Yr. Note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	150	19,640,625		6/21/21	109,951
U.S. Treasury 10 Yr. Ultra . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	48	6,897,000		6/21/21	235,644
U.S. Treasury Long Bond . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	94	14,531,812		6/21/21	341,027
U.S. Treasury Ultra Bond . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	4	724,875		6/21/21	30,307

Total Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	. . . . . . . . . . . .	. . . . . . . . . . . . .	. .	. . . . . . . . . .	$651,673

*As of period end.

See Note 8 regarding other derivative information.

See abbreviations on page 26.

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F R A N K LI N E T F T R U S T

F I N A N C I A L S T A T E M E N T S

Statement of Assets and Liabilities

March 31, 2021

Franklin Liberty Short Duration U.S. Government ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$428,213,534
Cost – Non-controlled affiliates (Note 3c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,687,494

Value – Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$428,343,907
Value – Non-controlled affiliates (Note 3c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,687,494
Receivables:
Investment securities sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	283,168
Affiliates . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,601
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	552,946
Deposits with broker for:
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	641,638
Variation margin on futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	78,422

Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	436,605,176
Liabilities:

Payables:
Distributions to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	628,422
Accrued expenses and other liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	150,100

Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	778,522

Net assets, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$435,826,654
Net assets consist of:

Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$444,008,717
Total distributable earnings (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(8,182,063)

Net assets, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$435,826,654

Shares outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,576,000

Net asset value per share . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$95.24

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17

F R A N K LI N E T F T R U S T

F I N A N C I A L S T A T E M E N T S

Statement of Operations

for the year ended March 31, 2021

Franklin Liberty Short Duration U.S. Government ETF

Investment income:
Dividends:
Non-controlled affiliates (Note 3c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,042
Interest:
Unaffiliated issuers:
Inflation principal adjustments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	127,853
Paydown gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,741,723)
Paid in casha . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,309,648
Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,697,820
Expenses:

Management fees (Note 3a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,323,684
Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,522
Custodian fees (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,969
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,663
Registration and filing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36,314
Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	171,518
Trustees fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,989
Pricing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33,243
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,438

Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,631,340

Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(33,765)
Expenses waived/paid by affiliates (Note 3c and 3d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(528,271)

Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,069,304

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,628,516
Realized and unrealized gains (losses):

Net realized gain (loss) from:
Investments:
Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,171,641
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	983,977

Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,155,618
Net change in unrealized appreciation (depreciation) on:

Investments:
Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,392,688)
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	852,218

Net change in unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(540,470)

Net realized and unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,615,148

Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$5,243,664

aIncludes amortization of premium and accretion.

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F R A N K LI N E T F T R U S T

F I N A N C I A L S T A T E M E N T S

Statements of Changes in Net Assets

Franklin Liberty Short Duration U.S. Government ETF

	Year Ended March 31,
	2021	2020

Increase (decrease) in net assets:
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$3,628,516	$3,141,110
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,155,618	(418,495)
Net change in unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(540,470)	1,725,429

Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,243,664	4,448,044

Distributions to shareholders (Note 1f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(5,978,409)	(3,778,883)

Capital share transactions (Note 2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	249,166,328	61,549,347

Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	248,431,583	62,218,508
Net assets:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	187,395,071	125,176,563

End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$435,826,654	$187,395,071

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19
F R A N K LI N E T F T R U S T

F R A N K L I N L I B E R T Y S H O R T D U R AT I O N U . S . G O V E R N M E N T E T F

Notes to Financial Statements

1.Organization and Significant Accounting Policies

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end manage- ment investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Liberty Short Duration U.S. Govern- ment ETF (Fund) is included in this report. The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

Subsequent to May 31, 2017, the Fund’s fiscal year end changed to March 31.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the mea- surement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securi- ties and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing ser- vices use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to deter- mine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of finan- cial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are dis- counted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncer- tainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives con- tain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these con- tracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or

20

Annual Report	franklintempleton.com

F R A N K LI N E T F T R U S T

N O T E S T O F I N A N C I A L S T A T E M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts pri- marily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as varia- tion margin payable or receivable in the Statement of Assets and Liabilities.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying invest- ment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 8 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) secu- rities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sus- tained upon examination by the tax authorities based on its technical merits. As of March 31, 2021, the Fund has deter- mined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Real- ized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Dividend income is recorded on ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Perma- nent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in sub- sequent periods.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest

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N O T E S T O F I N A N C I A L S T A T E M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

1.Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation princi- pal adjustments in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain gen- eral indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund ‘s shares will be based on the price in the secondary mar- ket which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the years ended March 31, 2021 and 2020, all Creations Unit transactions were made in cash.

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Cre- ation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

			Year ended March 31,
		2021		2020

	Shares	Amount	Shares	Amount

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,900,000	$ 373,194,517	1,000,000	$ 94,692,462
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,300,000)	(124,028,189)	(350,000)	(33,143,115)

Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,600,000	$ 249,166,328	650,000	$ 61,549,347

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N O T E S T O F I N A N C I A L S T A T E M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.30% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies as noted in the Statement of Operations. During the year ended March 31, 2021, the Fund held investments in affiliated management investment companies as follows:

Number of
				Net Change		Shares
Value at				in Unrealized	Value at	Held at
Beginning			Realized	Appreciation	End of	End	Dividend
of Year	Purchases	Sales	Gain (Loss)	(Depreciation)	Year	of Year	Income

Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.01% . . . . . . . . . . . . . . . . . . . $27,976,197	$598,679,963	$(619,968,666)	$ —	$ —	$6,687,494	6,687,494	$2,042

d. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (including acquired fund fees and expenses) of the Fund do not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2021. Total expenses waived or paid are not subject to recap- ture subsequent to the Fund’s fiscal year end.

e. Other Affiliated Transactions

At March 31, 2021, Franklin Resources Inc. owned 0.04% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended March 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.

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Franklin Liberty Short Duration U.S. Government ETF (continued)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2021, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$3,223,368
Long term . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,810,925

Total capital loss carryforwards . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$8,034,293

The tax character of distributions paid during the years ended March 31, 2021 and 2020 was as follows:

March 31,

2021 2020

Distributions paid from ordinary income . . . . . . . . . . . . . . . . . .	$5,978,409	$3,778,883

At March 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$435,882,847
Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,915,475
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,114,664)

Net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$(199,189)

Distributable earnings – undistributed ordinary income . . . . . . . . . . . . . . . . .	$679,842

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2021, aggregated $1,134,709,794 and $903,738,136, respectively.

7. Novel Coronavirus Pandemic

The global outbreak of a novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the market in general, and may continue for an unpredictable duration. The effects of this pan- demic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

8. Other Derivative Information

At March 31, 2021, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts . . . . . . . . . . . . . .	Investments in securities, at value	$175,250a	Variation margin	$65,256b
	Variation margin	716,929b

aPurchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

bThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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Franklin Liberty Short Duration U.S. Government ETF (continued)

For the year ended March 31, 2021, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Net Change in
Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss)	Statement of	(Depreciation)
Hedging Instruments	Operations Locations	for the Year	Operations Locations	for the Year

	Net realized gain (loss) from:		Net change in unrealized
appreciation (depreciation) on:
Interest rate contracts . . . . . . . .	Investments	$784,909a	Investments	$ 48,002a
	Futures contracts	983,977	Futures contracts	852,218

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended March 31, 2021, the average month end notional amount of options and futures contracts represented 49,000 shares/units and $26,303,145, respectively.

See Note 1(c) regarding derivative financial instruments.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observ- able inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•Level 1 – quoted prices in active markets for identical financial instruments

•Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, pre- payment speed, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2021, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities . . . . . . . . . . . . . . . . . . . . . . .	$—	$102,157,741	$ —	$102,157,741
Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	326,010,916	—	326,010,916
Options Purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	175,250	—	—	175,250
Short Term Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,687,494	—	—	6,687,494

Total Investments in Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$6,862,744	$428,168,657	$ —	$435,031,401
Other Financial Instruments:

Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$716,929	$—	$ —	$716,929
Liabilities:

Other Financial Instruments:
Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$65,256	$—	$ —	$65,256

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Franklin Liberty Short Duration U.S. Government ETF (continued)

10. New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modi- fications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

CMT Constant Maturity Treasury Index

COF Cost of Funds

FRN Floating Rate Note

LIBOR London InterBank Offered Rate

MBS Mortgage-Backed Security

SOFR Secured Overnight Financing Rate

USD United States Dollar

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F R A N K LI N E T F T R U S T

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin ETF Trust and Shareholders of Franklin Liberty Short Duration U.S. Government ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin Lib- erty Short Duration U.S. Government ETF (one of the funds constituting Franklin ETF Trust, hereafter collectively referred to as the “Fund”) as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statement of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the finan- cial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Account- ing Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the

PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing pro- cedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 20, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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F R A N K LI N E T F T R U S T

Tax Information (unaudited)

Under section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $5,947,116 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Reve- nue Code for the fiscal year ended March 31, 2021.

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F R A N K LI N E T F T R U S T

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Rohit Bhagat (1964)	Lead	Since 2017	49	AssetMark Financial Holdings, Inc.
One Franklin Parkway	Independent			(investment solutions) (2018-present)
San Mateo, CA 94403-1906	Trustee			and PhonePe (December 2020)
(payment and financial services);
formerly, Axis Bank (financial) (2013-
2021), FlipKart Limited (2019-
December 2020) (eCommerce
company); CapFloat Financial
Services Pvt., Ltd. (non-banking
finance company) (2018) and Zentific
Investment Management (hedge fund)
(2015-2018).

Principal Occupation During at Least the Past 5 Years:

Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company) (February 2021-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955)	Trustee	Since 2020	49	IHS Markit (information services)
One Franklin Parkway				(2015-present), Borg Warner
San Mateo, CA 94403-1906				(automotive) (2018-present),
				LegalShield (consumer services)
				(2020-present); and formerly, Fluor
				Corporation (construction and
				engineering) (2014-2020) and Focus
				Financial Partner, LLC (financial
				services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) Trustee Since 2017 49None

One Franklin Parkway

San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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F R A N K LI N E T F T R U S T

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

**Jennifer M. Johnson (1964)	Trustee and	Since 2017	60	None
One Franklin Parkway	Chairperson of
San Mateo, CA 94403-1906	the Board

Principal Occupation During at Least the Past 5 Years:

Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964)	Vice President Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958)	Chief	Since	Not Applicable	Not Applicable
280 Park Avenue	Compliance	November 2020
New York, NY 10017	Officer

Principal Occupation During at Least the Past 5 Years:

Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Steven J. Gray (1955)	Vice President Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971)	Chief	Since 2017	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948)	Vice	Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	President –
San Mateo, CA 94403-1906	AML
Compliance

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.

Patrick O’Connor (1967)	President and	Since 2017	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:

President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of three of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

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F R A N K LI N E T F T R U S T
Interested Board Members and Officers (continued)
Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Vivek Pai (1970)	Treasurer,	Since 2019	Not Applicable	Not Applicable
300 S.E. 2nd Street	Chief
Fort Lauderdale,	Financial
FL 33301-1923	Officer and
Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:

Treasurer, U.S. Fund Administration & Reporting and officer of three of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972)	Vice President	Vice President	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary	since 2015 and
San Mateo, CA 94403-1906		Secretary since
2017

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960)	Vice President Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.

Lori A. Weber (1964)	Vice President Since 2012	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Commit- tee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset manage- ment and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the gen- eral application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Share- holders may call (800) DIAL BEN/342-5236 to request the SAI.

franklintempleton.com	Annual Report

31

F R A N K LI N E T F T R U S T

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Vot- ing Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a writ- ten request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Com- mission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling

(800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s web- site at franklintempleton.com.

32

Annual Report	franklintempleton.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report

Franklin Liberty Short Duration U.S. Government ETF

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	Transfer Agent
	(800) DIAL BEN®/342-5236	BNY Mellon
	franklintempleton.com	(855) 231-1706
111 Sanders Creek Parkway
East Syracuse, NY 13057
© 2021 Franklin Templeton Investments. All rights reserved.	FTSD A 05/21
Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts is Rohit Baghat and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $56,000 for the fiscal year ended March 31, 2021 and $30,870 for the fiscal year ended March 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended March 31, 2021 and $10,000 for the fiscal year ended March 31, 2020.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended March 31, 2021 and $57 for the fiscal year ended March 31, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $36,800 for the fiscal year ended March 31, 2021 and $175,644 for the fiscal year ended March 31, 2020. The services for which these fees were paid included professional fees in connection with  valuation services related to a fair value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA Survey, and assets under management certification.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $36,800 for the fiscal year ended March 31, 2021 and $185,701 for the fiscal year ended March 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.            N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting
.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Vivek Pai
, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By __S\Matthew T. Hinkle _______
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date May 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\Matthew T. Hinkle _______
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date May 26, 2021

By   S\Vivek Pai _______
  Vivek Pai
     Chief Financial Officer and Chief Accounting Officer
Date May 26, 2021